Derivatives and Hedge Accounting - Maturity derivatives designated in net investment hedging (Detail) - Hedges of net investments in foreign operations [member] - Derivatives [member] - Forwards and futures [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(4,232)	(4,351)
Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(3,179)	(3,444)
1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(999)	(853)
3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(54)
More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		(54)